CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,648,764	$ 362,879	¥ 2,255,287
Restricted cash	81,337	11,143	234,194
Accounts receivable, net of allowance for credit losses of RMB24,743 and RMB57,612 (US$7,893) as of December 31, 2023 and 2024, respectively	1,468,663	201,206	1,529,915
Short-term investments	90,422	12,388	0
Prepayments and other assets	2,233,074	305,930	1,812,692
Amounts due from related parties	¥ 318,526	$ 43,638	¥ 266,036
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Total current assets	¥ 6,840,786	$ 937,184	¥ 6,098,124
Non-current assets:
Property and equipment, net	4,630,052	634,315	2,186,145
Intangible assets, net	694,880	95,198	834,478
Goodwill	4,605,724	630,982	4,605,724
Prepayments and other assets	449,983	61,647	870,781
Equity investments	234,182	32,083	259,930
Amounts due from related parties	¥ 0	$ 0	¥ 56,264
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Operating lease right-of-use assets	¥ 137,047	$ 18,775	¥ 158,832
Total non-current assets	10,751,868	1,473,000	8,972,154
Total assets	17,592,654	2,410,184	15,070,278
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,646,804 and RMB1,710,737 (US$234,370) as of December 31, 2023 and 2024, respectively)	1,877,004	257,149	1,805,083
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,003,831 and RMB1,490,594 (US$204,211) as of December 31, 2023 and 2024, respectively)	3,341,990	457,851	2,838,085
Short-term borrowings (including short-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,110,896 and RMB2,166,265 (US$296,777) as of December 31, 2023 and 2024, respectively)	2,225,765	304,928	1,110,896
Income tax payable (including income tax payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	69,219	9,483	63,961
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB902,154 and RMB1,504,654 (US$206,137) as of December 31, 2023 and 2024, respectively)	¥ 1,584,199	$ 217,034	¥ 931,906
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB63,830 and RMB40,329 (US$5,525) as of December 31, 2023 and 2024, respectively)	¥ 61,258	$ 8,392	¥ 78,659
Total current liabilities	9,159,435	1,254,837	6,828,590
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB100,000 and RMB1,660,584 (US$227,499) as of December 31, 2023 and 2024, respectively)	1,660,584	227,499	100,000
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB nil (US$ nil) as of December 31, 2023 and 2024, respectively)	101,677	13,930	142,565
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB64,466 and RMB49,352 (US$6,761) as of December 31, 2023 and 2024, respectively)	65,755	9,008	78,347
Total non-current liabilities	2,927,899	401,121	995,784
Total liabilities	12,087,334	1,655,958	7,824,374
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,562,097,466 and 3,687,690,772 shares outstanding as of December 31, 2023 and 2024, respectively)	25,689	3,519	25,443
Treasury shares	(105,478)	(14,450)	(208,385)
Additional paid-in capital	18,940,885	2,594,891	18,811,028
Statutory reserves funds	32,001	4,384	21,765
Accumulated deficit	(14,291,957)	(1,957,990)	(12,315,041)
Accumulated other comprehensive income	566,900	77,665	555,342
Total Kingsoft Cloud Holdings Limited shareholders' equity	5,168,040	708,019	6,890,152
Non-controlling interests	337,280	46,207	355,752
Total equity	5,505,320	754,226	7,245,904
Total liabilities, non-controlling interests and shareholders' equity	17,592,654	2,410,184	15,070,278
Related parties
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB1,110,896 and RMB2,166,265 (US$296,777) as of December 31, 2023 and 2024, respectively)	1,509,522	206,803	863,223
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB100,000 and RMB1,660,584 (US$227,499) as of December 31, 2023 and 2024, respectively)	309,612	42,417	40,069
Other liabilities	309,612	42,417	40,069
Non-related parties
Non-current liabilities:
Other liabilities	¥ 790,271	$ 108,267	¥ 634,803